Investment in Forum Energy Limited ("FEL") (Details Narrative) - USD ($)	Dec. 31, 2025	Dec. 31, 2024	May 13, 2024	Dec. 31, 2023
Statement [Line Items]
Ownership interest	6.80%	6.80%
Fair value of investment	$ 6,242,423	$ 8,568,094		$ 2,461,931
Forum Energy Limited
Statement [Line Items]
Fair value of investment	$ 6,242,423
Share swap transaction			$ 1.17
Fair value reassessment			$ 9,601,766